GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of the year	$ 655	$ 1,343
Transfer out by the sale of Super TV	0	(597)
Impairment of Goodwill	690
Exchange rate difference	35	(91)
Balance at end of the year		$ 655	$ 1,343